Other non-current assets and other non-current financial assets	12 Months Ended
Dec. 31, 2017
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Other non-current assets and other non-current financial assets

Note 12. Other non-current assets and other non-current financial assets

12.1 Other Non-Current Assets:

	2017		2016
Non-current prepaid advertising expenses	Ps.	376	Ps.	392
Guarantee deposits (1)		1,835		1,829
Prepaid bonuses		195		150
Advances to acquire property, plant and equipment		266		173
Shared based payment		151		168
Indemnifiable contingencies from business combinations (2)		4,510		8,081
Recoverable tax added in business combinations		459		488
Other		329		199

	Ps.	8,121	Ps.	11,480

(1)	As it is customary in Brazil, the Company is required to collaterize tax, legal and labor contingencies by guarantee deposits.

(2)	Corresponds to indemnifiable assets that are warranted by former Vonpar owners as per the share purchase agreement.

12.2 Other Non-Current Financial Assets:

	2017		2016
Other non-current financial assets	Ps.	322	Ps.	118
Derivative financial instruments (See Note 19)		955		4,615

	Ps.	1,277	Ps.	4,733

As of December 31, 2017 and 2016 there are no significant variances between the fair value and the carrying value of long term receivables. The fair value is calculated based on the discounted value of contractual cash flows whereby the discount rate is estimated using rates currently offered for receivable of similar amounts and maturities, which is considered to be level 2 in the fair value hierarchy.